Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit (loss) before taxation	$ 15,405	$ 15,227	$ (24,888)
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	385	167	9,920
Depreciation, depletion and amortization	14,318	14,805	14,889
Impairment and (gain) loss on sale of businesses and fixed assets	26,656	(2,997)	11,507
Earnings from joint ventures and associates	(2,530)	(3,999)	403
Dividends received from joint ventures and associates	1,700	1,842	1,442
Interest receivable	(444)	(235)	(258)
Interest received	414	320	74
Finance costs	2,703	2,857	3,115
Interest paid	(2,208)	(2,474)	(2,728)
Net finance expense relating to pensions and other post-retirement benefits	(69)	(2)	33
Share-based payments	795	627	723
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(257)	(655)	(282)
Net charge for provisions, less payments	440	2,934	735
(Increase) decrease in inventories	(5,492)	(7,458)	3,963
(Increase) decrease in other current and non-current assets	(18,584)	(13,263)	4,230
Increase (decrease) in other current and non-current liabilities	17,806	20,095	(8,278)
Income taxes paid	(10,106)	(4,179)	(2,438)
Cash flows from (used in) operating activities	40,932	23,612	12,162
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(12,069)	(10,887)	(12,306)
Acquisitions, net of cash acquired	(3,530)	(186)	(44)
Investment in joint ventures	(600)	(1,440)	(567)
Investment in associates	(131)	(335)	(1,138)
Total cash capital expenditure	(16,330)	(12,848)	(14,055)
Proceeds from disposals of fixed assets	709	1,145	491
Proceeds from disposals of businesses, net of cash disposed	1,841	5,812	4,989
Proceeds from loan repayments	67	197	717
Net cash used in investing activities	(13,713)	(5,694)	(7,858)
Financing activities
Repurchase of shares	(9,996)	(3,151)	(776)
Payments of lease liabilities, classified as financing activities	(1,961)	(2,082)	(2,442)
Proceeds from long-term financing	2,013	6,987	14,736
Repayments of long-term financing	(11,697)	(16,804)	(12,179)
Net increase (decrease) in short-term debt	(1,392)	1,077	(1,234)
Proceeds from issuing other equity instruments	370	924	11,861
Payments of other equity instruments	(708)	(538)	(89)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(9)	(560)	(8)
Receipts relating to transactions involving non-controlling interests (other)	11	683	665
Dividends paid
bp shareholders	(4,358)	(4,304)	(6,340)
Non-controlling interests	(294)	(311)	(238)
Net cash provided by (used in) financing activities	(28,021)	(18,079)	3,956
Currency translation differences relating to cash and cash equivalents	(684)	(269)	379
Increase (decrease) in cash and cash equivalents	(1,486)	(430)	8,639
Cash and cash equivalents at beginning of year	30,681	31,111	22,472
Cash and cash equivalents at end of year	$ 29,195	$ 30,681	$ 31,111